REAL ESTATE DEBT SECURITIES - (Interest Income) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Contractual interest income	$ 270	$ 690	$ 2,120	$ 1,884	$ 1,105
Other-than-temporary impairment of debt securities			0	$ 2,500	0
Probable percent of contractual cash flows to be collected				100.00%
Discount rate				12.00%
Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Contractual interest income			356	$ 1,910	1,217
Interest accretion			4	59	315
Accretion of commitment fee, net of closing costs and acquisition fee			9	49	250
Interest income from real estate debt securities			369	$ 2,018	$ 1,782
Other-than-temporary impairment of debt securities			$ 9